Taxation - Disclosure of Deferred Tax Liabilities and Assets on the Balance Sheet (Details) - ZAR (R) R in Millions	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities1	R 10,575	R 4,172	R 2,678
Gross deferred tax assets	(1,121)	(126)	R (156)
Net deferred tax liability	9,454	4,046
Gross deferred tax liabilities1
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities1	15,128	6,366
Amortisation And Depreciation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities1	14,475	6,289
Derivative Financial Instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities1	465	26
Gross deferred tax assets	(1,086)	(1,578)
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax liabilities1	188	51
Gross deferred tax assets1
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	(5,674)	(2,320)
Unredeemed Capital Expenditures Related To Temporary Differences, Deferred Tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	(1,919)	(1,725)
Unredeemed Capital Expenditures Related To Temporary Differences, Deferred Tax | Hidden Valley
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	(1,300)	(1,400)
Provisions, including non-current provisions1
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	(1,738)	(1,436)
Contingent consideration liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	(588)	(334)
Streaming contract liability
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	(1,123)	0
Other deferred tax assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	(76)	(29)
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	(1,253)	(1,872)
Unused tax losses | Australian Entities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Gross deferred tax assets	(1,200)	(1,000)
Deferred tax asset not recognised
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred Tax Assets, amount not recognised	R 2,109	R 4,654